SHARE BASED PAYMENTS (Details 1)	13 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Statement [Line Items]
Options Outstanding	19,381,819
Options Exercisable	10,584,631
Weighted Average Grant Date Fair Value Vested | $	$ 2,845,808
Weighted Average Remaining Life In Years	1 year 6 months 7 days
Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding	350,000
Options Exercisable	175,000
Weighted Average Grant Date Fair Value Vested | $	$ 47,235
Weighted Average Remaining Life In Years	2 years 3 months 29 days
Exercise Price | $ / shares	$ 0.41
Expiry Date	Apr. 28, 2024
Exercise Price Range [Member]
Statement [Line Items]
Options Outstanding	3,000,000
Options Exercisable	3,000,000
Weighted Average Grant Date Fair Value Vested | $	$ 415,208
Weighted Average Remaining Life In Years	1 year 2 months 15 days
Exercise Price | $ / shares	$ 0.40
Expiry Date	Mar. 16, 2023
Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding	50,861
Options Exercisable	50,861
Weighted Average Grant Date Fair Value Vested | $	$ 3,566
Weighted Average Remaining Life In Years	1 year 9 months
Exercise Price | $ / shares	$ 0.61
Expiry Date	Oct. 01, 2023
Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding	500,000
Options Exercisable	375,000
Weighted Average Grant Date Fair Value Vested | $	$ 106,226
Weighted Average Remaining Life In Years	4 years 1 month 24 days
Exercise Price | $ / shares	$ 0.50
Expiry Date	Feb. 24, 2026
Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding	1,000,000
Options Exercisable	750,000
Weighted Average Grant Date Fair Value Vested | $	$ 183,553
Weighted Average Remaining Life In Years	4 years 2 months 15 days
Exercise Price | $ / shares	$ 0.44
Expiry Date	Mar. 16, 2026
Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding	100,000
Options Exercisable	50,000
Weighted Average Grant Date Fair Value Vested | $	$ 16,324
Weighted Average Remaining Life In Years	4 years 3 months 7 days
Exercise Price | $ / shares	$ 0.41
Expiry Date	Apr. 09, 2026
Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding	34,483
Options Exercisable	34,483
Weighted Average Grant Date Fair Value Vested | $	$ 2,793
Weighted Average Remaining Life In Years	2 years 2 months 12 days
Exercise Price | $ / shares	$ 0.58
Expiry Date	Mar. 14, 2024
Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding	2,000,000
Options Exercisable	2,000,000
Weighted Average Grant Date Fair Value Vested | $	$ 709,953
Weighted Average Remaining Life In Years	3 years 10 months 24 days
Exercise Price | $ / shares	$ 0.48
Expiry Date	Nov. 25, 2025
Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding	2,000,000
Options Exercisable	750,000
Weighted Average Grant Date Fair Value Vested | $	$ 285,313
Weighted Average Remaining Life In Years	4 years 21 days
Exercise Price | $ / shares	$ 0.44
Expiry Date	Jan. 22, 2026
Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding	550,000
Options Exercisable	237,500
Weighted Average Grant Date Fair Value Vested | $	$ 89,937
Weighted Average Remaining Life In Years	4 years 2 months 1 day
Exercise Price | $ / shares	$ 0.47
Expiry Date	Mar. 02, 2026
Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding	1,100,000
Options Exercisable	300,000
Weighted Average Grant Date Fair Value Vested | $	$ 113,379
Weighted Average Remaining Life In Years	4 years 3 months 29 days
Exercise Price | $ / shares	$ 0.47
Expiry Date	Apr. 28, 2026
Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding	2,300,000
Options Exercisable	2,300,000
Weighted Average Grant Date Fair Value Vested | $	$ 483,893
Weighted Average Remaining Life In Years	4 years 6 months 3 days
Exercise Price | $ / shares	$ 0.51
Expiry Date	Jul. 05, 2026
Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding	6,396,475
Options Exercisable	561,787
Weighted Average Grant Date Fair Value Vested | $	$ 388,428
Weighted Average Remaining Life In Years	4 years 8 months 23 days
Exercise Price | $ / shares	$ 0.44
Expiry Date	Sep. 21, 2026
Stock Option [Member]
Statement [Line Items]
Weighted Average Remaining Life In Years	3 years 10 months 9 days